SEGMENT INFORMATION - Major Customers (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Minimum
Disclosure of major customers [line items]
Payment terms for customers	30 years
Maximum
Disclosure of major customers [line items]
Payment terms for customers	60 years
Customer One
Disclosure of major customers [line items]
Percentage of revenue	22.00%	46.00%
Customer Two
Disclosure of major customers [line items]
Percentage of revenue	45.00%	42.00%